Related Parties Transactions and Balances (Details) - Schedule of compensation to key management personnel for work services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of compensation to key management personnel for work services [Abstract]
Payroll, management fees, and other short-term benefits	$ 1,402	$ 1,721	$ 1,758
Bonuses and commissions	667	173	146
Share-based payments	297	226	219
Compensation paid to key management personnel	$ 2,366	$ 2,120	$ 2,123